RELATED PARTY TRANSACTIONS (Details Narrative)	1 Months Ended				9 Months Ended	12 Months Ended
	May 31, 2017 USD ($)	May 31, 2017 CNY (¥)	May 31, 2014 USD ($)	May 31, 2014 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transaction [Line Items]
Lease contract			3 years	3 years	2 years	2 years
Payment for rent	$ 774	¥ 5,000	$ 774	¥ 5,000
Lease expiration date	May 28, 2023	May 28, 2023			Mar. 31, 2021	Mar. 31, 2021
Future annual minimum lease payment					$ 9,311	$ 9,300
Forecast [Member]
Related Party Transaction [Line Items]
Future annual minimum lease payment							$ 3,875	$ 6,208	$ 3,875	$ 6,208
Related Party [Member]
Related Party Transaction [Line Items]
Accounts receivable											$ 60,262